Label	Element	Value
Opportunistic Small Cap Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Opportunistic Small Cap Portfolio
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

As of the Effective Date, the following index is added to the Average Annual Total Returns table in the sections "Performance" in the summary prospectus and "Fund Summary – Performance" in the prospectus:

Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductionsfor fees, expenses or taxes
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/24)
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

BNY MELLON VARIABLE INVESTMENT FUND

Opportunistic Small Cap Portfolio

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

On December 31, 2025 (the "Effective Date"), the fund will change its name to "Small Cap Portfolio."

Russell 2000® Value Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 2000® Value Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.14%